Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$290	$290,166
4.75%, 03/30/30	1,025	1,035,434
		1,325,600
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	1,030	1,024,376
Northrop Grumman Corp.
3.20%, 02/01/27(a)	10	9,916
3.25%, 01/15/28	45	44,350
4.60%, 02/01/29	460	468,428
4.65%, 07/15/30(a)	350	356,994
RTX Corp.
3.13%, 05/04/27	32	31,617
3.50%, 03/15/27	60	59,640
4.13%, 11/16/28(a)	390	391,411
5.75%, 01/15/29	315	330,721
7.20%, 08/15/27	14	14,731
7.50%, 09/15/29	78	87,155
		2,819,339
Agriculture — 0.6%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,070	1,034,032
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	530	527,887
4.20%, 09/17/29	2,110	2,112,912
4.55%, 08/04/30	2,105	2,129,539
		5,804,370
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	3	2,951
Delta Air Lines Inc.
3.75%, 10/28/29	1,085	1,060,767
4.95%, 07/10/28	220	223,428
5.25%, 07/10/30(a)	190	195,126
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	205	196,688
		1,678,960
Apparel — 0.2%
PVH Corp., 5.50%, 06/13/30(a)	1,335	1,364,178
Tapestry Inc., 5.10%, 03/11/30(a)	1,000	1,027,562
		2,391,740
Auto Manufacturers — 2.5%
American Honda Finance Corp.
2.00%, 03/24/28	224	213,997
2.25%, 01/12/29	400	378,233
3.50%, 02/15/28	252	249,417
4.40%, 09/05/29(a)	860	868,376
4.70%, 01/12/28	1,700	1,722,931
4.90%, 03/13/29(a)	535	547,892
5.13%, 07/07/28	615	631,261
5.65%, 11/15/28(a)	503	525,313
Cummins Inc.
1.50%, 09/01/30	2,050	1,833,183
4.25%, 05/09/28	105	105,907
4.90%, 02/20/29	4,142	4,267,198
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,050	1,007,047
2.90%, 02/10/29	79	73,893
3.82%, 11/02/27	212	208,174
Security	Par (000)	Value
Auto Manufacturers (continued)
4.13%, 08/17/27	$945	$935,372
4.27%, 01/09/27	167	166,168
4.95%, 05/28/27	25	25,055
5.11%, 05/03/29	15	14,976
5.30%, 09/06/29	55	55,231
5.80%, 03/08/29	97	98,920
5.88%, 11/07/29	70	71,639
6.80%, 05/12/28	285	296,954
6.80%, 11/07/28	677	709,192
7.35%, 11/04/27	395	412,261
7.35%, 03/06/30	1,140	1,223,413
General Motors Co.
5.00%, 10/01/28	16	16,302
5.63%, 04/15/30	225	234,909
6.80%, 10/01/27	30	31,221
General Motors Financial Co. Inc.
2.35%, 02/26/27	865	845,769
2.40%, 04/10/28	24	23,040
2.40%, 10/15/28	195	185,879
2.70%, 08/20/27	85	82,900
3.60%, 06/21/30	405	389,854
3.85%, 01/05/28(a)	15	14,887
4.30%, 04/06/29	50	49,923
4.35%, 01/17/27	150	150,234
4.90%, 10/06/29	35	35,575
5.00%, 04/09/27	1,200	1,212,230
5.35%, 01/07/30	765	789,890
5.65%, 01/17/29	30	31,118
5.80%, 01/07/29	234	244,084
5.85%, 04/06/30(a)	1,205	1,269,305
6.00%, 01/09/28	420	435,045
Toyota Motor Corp.
4.45%, 06/30/30(a)	115	116,716
5.12%, 07/13/28	145	149,507
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,130	1,080,581
1.90%, 04/06/28	80	76,525
3.05%, 03/22/27	10	9,898
3.05%, 01/11/28	35	34,428
3.20%, 01/11/27	115	114,158
3.65%, 01/08/29	20	19,813
4.45%, 06/29/29	47	47,681
4.55%, 09/20/27	1,305	1,320,743
4.55%, 08/09/29	87	88,688
4.63%, 01/12/28	73	74,090
4.65%, 01/05/29	10	10,201
4.95%, 01/09/30	100	103,234
5.05%, 05/16/29	70	72,341
5.25%, 09/11/28	82	84,953
5.45%, 11/10/27	40	41,176
Series B, 5.00%, 03/19/27	5	5,073
		26,133,974
Auto Parts & Equipment — 0.4%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29	867	883,523
BorgWarner Inc.
2.65%, 07/01/27	610	597,202
4.95%, 08/15/29	1,010	1,033,913
Lear Corp.
3.50%, 05/30/30	1,125	1,080,483
3.80%, 09/15/27	314	311,938

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.25%, 05/15/29	$654	$653,541
		4,560,600
Banks — 28.6%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	250,566
4.42%, 12/16/26	250	251,441
4.62%, 12/16/29(a)	700	717,813
4.75%, 01/18/27	80	80,814
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	212,650
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)(b)	509	526,314
Banco Santander SA
3.31%, 06/27/29(a)	442	429,995
3.49%, 05/28/30	1,200	1,158,102
3.80%, 02/23/28	435	431,458
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	1,325	1,323,798
4.25%, 04/11/27	645	646,180
4.38%, 04/12/28	535	537,233
4.55%, 11/06/30	400	402,001
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	310	316,010
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	1,122	1,163,326
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	70	71,209
5.57%, 01/17/30	305	318,729
5.59%, 08/08/28	840	871,614
6.61%, 11/07/28	476	509,062
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	115	103,687
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	821	782,018
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	1,230	1,149,752
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	850	835,054
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	25	23,357
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	508	484,673
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	302	292,538
3.25%, 10/21/27	649	642,028
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	2,190	2,163,937
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	1,350	1,339,442
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	2,090	2,079,449
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(b)	1,605	1,600,176
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	1,055	1,050,220
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	1,345	1,352,322
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	1,175	1,179,371
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	365	370,046
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	1,065	1,080,038
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	1,900	1,971,578
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	1,235	1,266,214
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	129	134,827
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	165	171,550
Series L, 4.18%, 11/25/27	1,370	1,371,901
Bank of Montreal
2.65%, 03/08/27	85	83,670
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	176	173,471
Security	Par (000)	Value
Banks (continued)
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(b)	$425	$425,656
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	1,262	1,280,114
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	345	351,824
5.20%, 02/01/28	769	788,796
5.27%, 12/11/26	110	111,492
5.37%, 06/04/27	190	193,997
5.72%, 09/25/28	514	536,716
Series H, 4.70%, 09/14/27	190	192,460
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28(a)	960	909,493
3.00%, 10/30/28	275	267,571
3.25%, 05/16/27	35	34,722
3.30%, 08/23/29	368	358,009
3.40%, 01/29/28	172	170,653
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(b)	70	69,559
3.85%, 04/28/28	1,290	1,293,604
3.85%, 04/26/29	436	436,210
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	90	90,105
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	100	100,698
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	623	630,338
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	680	692,830
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	230	236,776
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	550	566,715
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	410	423,752
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	135	143,532
Series J, 1.90%, 01/25/29(a)	760	716,460
Bank of Nova Scotia (The)
1.95%, 02/02/27	283	276,797
2.95%, 03/11/27	298	294,466
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	250	249,738
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	1,460	1,459,593
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,244	1,250,727
4.85%, 02/01/30	1,365	1,399,955
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	495	504,068
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	865	892,201
5.25%, 06/12/28	25	25,779
5.35%, 12/07/26	355	359,848
5.40%, 06/04/27(a)	1,582	1,616,559
5.45%, 08/01/29	2,401	2,508,648
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	1,950	1,805,228
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	400	377,949
4.34%, 01/10/28	150	150,291
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	600	603,529
4.84%, 05/09/28	975	980,859
4.84%, 09/10/28, (1-day SOFR + 1.34%)(b)	215	217,384
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	1,055	1,075,938
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	829	843,194
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	445	453,548
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(b)	783	796,709
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	970	1,004,078
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	200	204,076
5.67%, 03/12/28, (1-day SOFR + 1.05%)(b)	5	5,091
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	1,283	1,336,011
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	380	401,919
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	300	317,397
BPCE SA, 3.38%, 12/02/26	175	173,941
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	377	374,775
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	3,035	3,062,941

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	$249	$252,889
4.86%, 01/13/28, (1-day SOFR + 0.72%)(b)	100	100,826
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	325	330,121
5.00%, 04/28/28	722	738,630
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	185	191,715
5.26%, 04/08/29	1,160	1,203,166
5.99%, 10/03/28	820	862,777
Capital One NA
2.70%, 02/06/30	2,085	1,964,611
4.65%, 09/13/28	1,205	1,223,529
Citibank N.A.
4.84%, 08/06/29	298	305,736
4.91%, 05/29/30	915	943,719
5.49%, 12/04/26	20	20,277
5.80%, 09/29/28	726	761,647
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	1,005	933,175
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	635	594,918
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	713	680,447
3.07%, 02/24/28, (1-day SOFR + 1.28%)(b)	1,590	1,569,835
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	1,100	1,088,138
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	380	377,434
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(b)	1,320	1,316,530
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,054	1,046,300
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(b)	305	304,776
4.13%, 07/25/28	695	695,152
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	1,500	1,502,870
4.45%, 09/29/27	1,220	1,225,879
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	880	885,499
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	500	504,955
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	865	872,060
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	60	61,506
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	200	205,797
5.59%, 11/19/34, (5-year CMT + 1.28%)(b)	725	746,341
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	250	251,651
Citizens Financial Group Inc.
2.50%, 02/06/30	35	32,378
3.25%, 04/30/30	5	4,765
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	275	282,001
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	110	114,603
Comerica Inc.
4.00%, 02/01/29(a)	306	303,015
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)	44	45,856
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(b)	820	804,474
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	1,310	1,248,238
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	140	140,195
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	1,175	1,191,858
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	1,975	2,009,158
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	800	821,904
5.37%, 09/09/27	30	30,713
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	255	260,331
5.41%, 05/10/29	394	410,194
5.71%, 02/08/28, (1-day SOFR + 1.59%)(b)	60	60,973
Security	Par (000)	Value
Banks (continued)
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	$20	$20,787
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	200	209,604
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	1,091	1,165,579
Fifth Third Bancorp
2.55%, 05/05/27	10	9,792
3.95%, 03/14/28	72	71,827
4.06%, 04/25/28, (1-day SOFR + 1.36%)(b)	180	179,606
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	5	5,067
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	10	10,172
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	665	700,753
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	10	10,411
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30	1,550	1,456,848
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)(b)	1,415	1,389,630
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	1,460	1,450,661
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(b)	665	660,688
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	736	730,910
3.85%, 01/26/27	1,194	1,191,885
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	1,275	1,275,989
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	1,135	1,137,254
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	2,280	2,282,656
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	525	528,422
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	625	635,173
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	350	359,533
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	975	1,010,291
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	1,580	1,637,267
5.73%, 04/25/30, (1-day SOFR + 0.27%)(b)	120	125,693
5.95%, 01/15/27(a)	235	239,973
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	1,376	1,462,636
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	523	503,419
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	954	906,074
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	2,005	1,878,122
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,333	1,319,331
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	480	479,250
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	1,327	1,339,341
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	1,458	1,470,056
4.95%, 03/31/30	600	617,487
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	650	667,973
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	135	137,186
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	830	857,599
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	1,287	1,331,287
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	120	122,344
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	504	525,133
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	476	503,774
HSBC Holdings PLC,, 4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	800	805,846
HSBC USA Inc., 5.29%, 03/04/27	128	130,051
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	720	670,561
4.44%, 08/04/28, (1-day SOFR + 1.97%)(b)	623	625,961
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	615	635,026
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	280	294,114
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	1,853	1,863,480

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	$250	$251,683
5.65%, 01/10/30	5	5,249
ING Groep NV
3.95%, 03/29/27	655	654,128
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	246	245,655
4.05%, 04/09/29	1,095	1,092,810
4.55%, 10/02/28	493	499,683
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	515	522,853
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	2,720	2,795,597
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	580	600,790
JPMorgan Chase & Co.
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	178	169,732
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	495	481,918
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	2,000	1,867,599
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	1,246	1,184,098
2.95%, 02/24/28, (1-day SOFR + 1.17%)(b)	589	581,075
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(b)	550	519,162
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	5	4,947
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	741	735,898
3.63%, 12/01/27	30	29,814
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	840	828,531
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	2,260	2,252,991
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	115	114,878
4.13%, 12/15/26	452	452,545
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	100	100,309
4.25%, 10/01/27	178	179,254
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	885	886,168
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	2,540	2,550,547
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	1,635	1,652,972
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	500	506,536
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	1,010	1,023,707
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	1,055	1,072,267
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	340	344,440
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	837	861,033
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	806	827,731
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)	77	77,813
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	905	938,194
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	525	544,689
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	1,000	1,030,712
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	215	219,312
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	1,332	1,393,036
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	925	976,147
8.00%, 04/29/27	382	403,456
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	50	50,547
KeyBank N.A.
3.90%, 04/13/29	25	24,608
5.85%, 11/15/27	176	181,425
6.95%, 02/01/28	227	239,104
KeyCorp, 4.10%, 04/30/28	290	290,030
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	383	379,100
Security	Par (000)	Value
Banks (continued)
3.75%, 01/11/27	$200	$199,462
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	155	154,232
4.38%, 03/22/28	45	45,308
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	600	601,786
4.55%, 08/16/28	1,103	1,115,799
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	400	406,395
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	280	285,017
5.46%, 01/05/28, (1-year CMT + 1.38%)(b)	130	131,812
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	1,241	1,301,192
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	260	269,809
M&T Bank Corp., 5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	170	174,307
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	30	30,422
Mitsubishi UFJ Financial Group Inc.
2.34%, 01/19/28, (1-year CMT + 0.83%)(b)	785	769,568
2.56%, 02/25/30	740	692,863
3.20%, 07/18/29	5	4,842
3.29%, 07/25/27	605	599,406
3.74%, 03/07/29	86	85,258
3.96%, 03/02/28	550	550,654
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	1,244	1,243,735
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	430	436,313
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	200	207,054
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	395	408,650
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	390	400,406
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	220	227,460
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	410	419,145
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	480	494,008
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	10	8,986
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	20	18,219
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(b)	1,520	1,412,413
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	163	155,090
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	695	669,634
3.17%, 09/11/27(a)	530	523,196
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	870	843,927
3.66%, 02/28/27	50	49,816
4.02%, 03/05/28	515	516,368
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(b)	720	722,414
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	475	482,123
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	640	663,342
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	345	358,027
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	245	250,788
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	392	406,377
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	1,065	1,108,760
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	1,770	1,738,118
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	1,945	1,828,178
3.59%, 07/22/28(b)	590	584,600
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	60	58,444
3.63%, 01/20/27	225	224,275
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	1,327	1,318,115
3.95%, 04/23/27	674	673,920

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	$715	$716,094
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,220	1,229,506
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	1,513	1,535,799
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	973	999,502
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	1,015	1,036,793
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	144	147,416
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	325	334,403
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	1,660	1,719,319
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,235	1,277,398
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	290	299,778
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	767	801,847
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	30	31,176
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	465	493,996
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	1,305	1,306,050
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(b)	20	20,177
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	50	50,702
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	280	285,698
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	1,500	1,508,434
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	1,525	1,551,428
National Australia Bank Ltd./New York
4.53%, 06/13/30	250	255,431
4.79%, 01/10/29	25	25,644
4.90%, 06/13/28(a)	525	538,287
4.90%, 01/14/30	250	258,842
4.94%, 01/12/28	285	291,474
National Bank of Canada
4.50%, 10/10/29	1,785	1,806,196
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	415	419,241
5.60%, 12/18/28	3,635	3,797,822
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	1,270	1,251,529
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	1,040	1,045,710
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	249	253,220
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	280	286,326
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	746	763,867
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	1,040	1,070,244
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	90	92,224
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	35	35,617
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	580	604,705
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	497	522,375
Northern Trust Corp.
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)(b)	114	112,165
3.65%, 08/03/28(a)	20	19,932
4.00%, 05/10/27	45	45,090
4.15%, 11/19/30	140	140,624
PNC Bank N.A.
2.70%, 10/22/29	920	871,051
3.10%, 10/25/27	746	735,286
3.25%, 01/22/28	120	118,697
4.05%, 07/26/28	341	341,057
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	500	503,034
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	215	202,668
3.15%, 05/19/27	575	568,738
3.45%, 04/23/29	1,055	1,039,402
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(b)	450	461,120
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	540	559,625
Security	Par (000)	Value
Banks (continued)
5.30%, 01/21/28, (1-day SOFR + 1.34%)(b)	$25	$25,339
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	1,197	1,226,541
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	1,170	1,219,544
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,063	1,101,911
Regions Financial Corp.
1.80%, 08/12/28	525	494,431
5.72%, 06/06/30, (1-day SOFR +1.49%)(b)	40	41,662
Royal Bank of Canada
3.63%, 05/04/27	15	14,956
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	525	524,175
4.24%, 08/03/27	165	166,035
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	525	524,626
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(b)	420	426,344
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	675	685,592
4.90%, 01/12/28(a)	1,590	1,623,082
4.95%, 02/01/29	1,000	1,029,368
4.97%, 08/02/30, (1-day SOFR + 1.00%)(b)	645	661,283
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(b)	575	590,131
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	225	232,278
5.20%, 08/01/28	1,020	1,052,924
6.00%, 11/01/27	846	879,015
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(b)	2,865	2,807,226
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	900	920,873
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	1,295	1,341,035
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	471	491,958
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	32	33,476
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(b)	2,435	2,387,802
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	70	69,451
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(b)	200	200,251
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	570	578,221
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	865	905,428
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	200	209,182
SouthState Corp., 7.00%, 06/13/35, (1-day SOFR + 3.19%)(a)(b)	50	52,641
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(b)	130	127,310
2.40%, 01/24/30(a)	90	85,042
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	493	465,682
3.15%, 03/30/31, (1-day SOFR + 2.65%)(b)	1,000	963,134
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(b)	175	175,918
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	30	30,368
4.73%, 02/28/30(a)	300	307,704
4.83%, 04/24/30	350	360,947
4.99%, 03/18/27	15	15,202
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	197	206,604
5.82%, 11/04/28, (1-day SOFR + 1.72%)(b)	25	25,854
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	1,575	1,487,269
2.13%, 07/08/30	520	474,382
2.14%, 09/23/30	50	45,265
2.17%, 01/14/27	38	37,257
2.47%, 01/14/29	745	711,260
2.72%, 09/27/29(a)	1,570	1,492,084
2.75%, 01/15/30	2,405	2,272,452
3.04%, 07/16/29	1,295	1,245,987
3.35%, 10/18/27	710	702,288
3.36%, 07/12/27	450	446,016
3.45%, 01/11/27	105	104,393

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.54%, 01/17/28(a)	$375	$372,016
3.94%, 07/19/28	715	715,416
4.31%, 10/16/28	60	60,535
4.66%, 07/08/31, (1-day SOFR + 1.19%)(b)	225	228,401
5.32%, 07/09/29	511	530,952
5.52%, 01/13/28	1,280	1,320,306
5.71%, 01/13/30	35	36,956
5.72%, 09/14/28	190	198,253
5.80%, 07/13/28	423	441,707
Synchrony Bank, 5.63%, 08/23/27	851	868,209
Synovus Bank, 5.63%, 02/15/28	154	157,121
Toronto-Dominion Bank (The)
1.95%, 01/12/27	80	78,310
2.80%, 03/10/27	5	4,929
4.11%, 06/08/27(a)	305	305,547
4.69%, 09/15/27	35	35,447
4.78%, 12/17/29	105	107,622
4.81%, 06/03/30	525	537,269
4.86%, 01/31/28	325	330,648
4.99%, 04/05/29	955	981,725
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	677	687,814
5.16%, 01/10/28	195	199,472
5.52%, 07/17/28(a)	1,065	1,104,567
Truist Financial Corp.
1.13%, 08/03/27	35	33,423
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	845	799,912
3.88%, 03/19/29	760	752,004
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	85	85,117
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	695	705,442
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	160	166,133
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	717	776,071
U.S. Bancorp
1.38%, 07/22/30	525	465,218
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	95	92,977
3.00%, 07/30/29	524	505,312
3.90%, 04/26/28	310	310,403
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)(b)	580	584,384
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	943	954,419
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	350	360,490
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	10	10,324
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	616	635,697
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	266	275,741
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	695	723,171
Series X, 3.15%, 04/27/27	90	89,135
UBS AG/London, 5.65%, 09/11/28	1,720	1,797,427
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.72%)(b)	250	252,168
7.50%, 02/15/28	1,000	1,076,429
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	3,660	3,570,951
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	1,025	960,100
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	615	610,486
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	1,334	1,323,980
4.30%, 07/22/27	405	406,736
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	50	50,521
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	1,190	1,202,957
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	2,125	2,200,835
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	560	581,768
Security	Par (000)	Value
Banks (continued)
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	$65	$68,839
Westpac Banking Corp.
1.95%, 11/20/28	1,020	967,232
2.65%, 01/16/30	5	4,756
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	1,000	905,721
3.35%, 03/08/27	61	60,677
4.11%, 07/24/34, (5-year CMT + 2.00%)(b)	1,002	987,054
4.35%, 07/01/30	450	456,396
5.05%, 04/16/29	353	366,205
5.46%, 11/18/27	20	20,632
5.54%, 11/17/28	55	57,633
		299,885,899
Beverages — 2.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	1,379	1,410,591
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	281	264,877
1.45%, 06/01/27	4,654	4,503,434
2.13%, 09/06/29	130	122,520
2.90%, 05/25/27	546	540,156
3.38%, 03/25/27	820	817,226
3.45%, 03/25/30	20	19,650
Constellation Brands Inc.
3.15%, 08/01/29	5	4,823
4.80%, 01/15/29	170	173,011
4.80%, 05/01/30(a)	125	127,285
Diageo Capital PLC
2.00%, 04/29/30	535	489,387
2.38%, 10/24/29	2,702	2,543,895
3.88%, 05/18/28	320	319,726
5.30%, 10/24/27	3,168	3,246,113
Diageo Investment Corp., 5.13%, 08/15/30	3,125	3,247,522
Keurig Dr Pepper Inc.
3.43%, 06/15/27	1,790	1,771,096
3.95%, 04/15/29	269	265,779
4.60%, 05/25/28	35	35,270
4.60%, 05/15/30	175	175,794
5.05%, 03/15/29	545	556,309
5.10%, 03/15/27	15	15,152
PepsiCo Inc.
2.63%, 03/19/27	665	655,536
2.75%, 03/19/30	25	23,788
3.00%, 10/15/27	40	39,509
3.60%, 02/18/28	485	483,665
4.30%, 07/23/30	190	192,595
4.45%, 05/15/28	390	396,472
7.00%, 03/01/29	5	5,470
		22,446,651
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28	608	571,814
2.45%, 02/21/30	90	83,868
3.00%, 02/22/29	393	380,631
3.20%, 11/02/27	80	78,904
4.05%, 08/18/29	67	66,922
5.15%, 03/02/28	2,267	2,319,764
5.25%, 03/02/30	15	15,584
Biogen Inc., 2.25%, 05/01/30	2,575	2,368,327
Gilead Sciences Inc.
1.20%, 10/01/27	2,618	2,500,133

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
1.65%, 10/01/30	$25	$22,393
2.95%, 03/01/27(a)	1,679	1,661,297
4.80%, 11/15/29	2,345	2,416,636
Illumina Inc.
4.75%, 12/12/30	200	201,093
5.75%, 12/13/27	50	51,342
Royalty Pharma PLC, 2.20%, 09/02/30	355	321,987
		13,060,695
Building Materials — 2.2%
Amrize Finance U.S. LLC, 4.95%, 04/07/30(a)(c)	400	410,511
Carrier Global Corp.
2.49%, 02/15/27	2,110	2,071,573
2.72%, 02/15/30	1,840	1,733,958
CRH SMW Finance DAC
5.13%, 01/09/30	1,235	1,273,528
5.20%, 05/21/29(a)	3,613	3,731,837
Fortune Brands Innovations Inc., 3.25%, 09/15/29	2,580	2,485,049
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	758	790,649
Lennox International Inc.
1.70%, 08/01/27(a)	1,206	1,160,341
5.50%, 09/15/28	1,230	1,273,538
Martin Marietta Materials Inc.
3.45%, 06/01/27	40	39,725
3.50%, 12/15/27	16	15,844
Series CB, 2.50%, 03/15/30	600	559,691
Masco Corp.
1.50%, 02/15/28	370	349,026
3.50%, 11/15/27	15	14,851
Owens Corning
3.50%, 02/15/30	690	668,956
3.95%, 08/15/29	756	750,563
5.50%, 06/15/27	141	143,876
Trane Technologies Financing Ltd., 3.80%, 03/21/29	2,570	2,552,703
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	2,826	2,813,794
		22,840,013
Chemicals — 1.2%
Air Products and Chemicals Inc., 4.60%, 02/08/29	15	15,299
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	1,014	1,028,553
DuPont de Nemours Inc., 4.73%, 11/15/28(c)	119	120,595
Ecolab Inc.
1.65%, 02/01/27	2,327	2,268,922
3.25%, 12/01/27	1,640	1,622,871
4.30%, 06/15/28	45	45,450
4.80%, 03/24/30	40	41,135
5.25%, 01/15/28	1,217	1,250,735
International Flavors & Fragrances Inc., 4.45%, 09/26/28	980	984,679
LYB International Finance II BV, 3.50%, 03/02/27(a)	50	49,714
Nutrien Ltd.
2.95%, 05/13/30	55	52,115
4.00%, 12/15/26	54	53,944
4.20%, 04/01/29	1,021	1,020,579
4.50%, 03/12/27	175	176,010
4.90%, 03/27/28	1,113	1,133,180
5.20%, 06/21/27	35	35,584
PPG Industries Inc.
2.55%, 06/15/30(a)	1,010	940,939
2.80%, 08/15/29	1,635	1,560,414
Security	Par (000)	Value
Chemicals (continued)
3.75%, 03/15/28(a)	$469	$467,675
RPM International Inc., 4.55%, 03/01/29	20	20,279
Sherwin-Williams Co. (The), 2.30%, 05/15/30	110	101,616
		12,990,288
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.25%, 09/01/30	620	549,043
1.70%, 05/15/28	829	789,740
Block Financial LLC, 2.50%, 07/15/28	165	157,176
GXO Logistics Inc., 6.25%, 05/06/29	456	479,180
RELX Capital Inc.
3.00%, 05/22/30	400	380,554
4.00%, 03/18/29(a)	3,069	3,063,582
4.75%, 03/27/30	1,350	1,379,446
S&P Global Inc.
1.25%, 08/15/30(a)	600	528,477
2.45%, 03/01/27	5	4,913
2.50%, 12/01/29	616	581,121
2.70%, 03/01/29	115	110,452
2.95%, 01/22/27	9	8,907
4.25%, 05/01/29	126	126,760
4.75%, 08/01/28	41	41,800
		8,201,151
Computers — 1.8%
Apple Inc.
1.20%, 02/08/28	2,110	2,000,990
2.90%, 09/12/27	270	266,507
3.00%, 06/20/27	302	298,978
4.20%, 05/12/30	450	456,703
CGI Inc., 4.95%, 03/14/30(c)	10	10,170
Dell International LLC/EMC Corp., 4.15%, 02/15/29	450	449,501
DXC Technology Co., 2.38%, 09/15/28(a)	510	479,285
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	350	349,778
4.15%, 09/15/28	350	350,070
4.40%, 09/25/27	320	321,576
4.40%, 10/15/30	1,380	1,376,076
4.55%, 10/15/29	2,570	2,589,330
5.25%, 07/01/28	827	849,709
HP Inc.
3.00%, 06/17/27	204	200,548
3.40%, 06/17/30(a)	600	575,142
4.00%, 04/15/29	130	128,738
4.75%, 01/15/28	402	407,259
5.40%, 04/25/30	170	176,820
IBM International Capital Pte Ltd.
4.60%, 02/05/27	15	15,107
4.60%, 02/05/29	100	101,739
International Business Machines Corp.
1.70%, 05/15/27	122	118,325
1.95%, 05/15/30	1,320	1,204,138
3.30%, 01/27/27	49	48,669
3.50%, 05/15/29	966	949,631
4.15%, 07/27/27	224	225,329
4.50%, 02/06/28	255	258,015
4.80%, 02/10/30	490	503,338
6.22%, 08/01/27	70	72,606
6.50%, 01/15/28	80	84,069
NetApp Inc.
2.38%, 06/22/27	1,520	1,481,894

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.70%, 06/22/30	$2,255	$2,102,894
Western Digital Corp., 2.85%, 02/01/29	815	774,997
		19,227,931
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,239	2,218,971
4.20%, 05/01/30	200	202,523
Conopco Inc., Series E, 7.25%, 12/15/26	70	72,318
Kenvue Inc., 5.00%, 03/22/30	10	10,306
Procter & Gamble Co. (The)
2.85%, 08/11/27	55	54,307
3.00%, 03/25/30	1,270	1,225,757
4.05%, 05/01/30(a)	350	352,437
Unilever Capital Corp.
2.13%, 09/06/29	60	56,404
2.90%, 05/05/27	100	98,874
3.50%, 03/22/28	2,235	2,220,529
4.25%, 08/12/27	25	25,194
4.88%, 09/08/28	415	426,662
		6,964,282
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	4,200	4,345,026
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	2,729	2,642,347
3.65%, 07/21/27	15	14,884
4.38%, 11/15/30	220	219,905
4.63%, 10/15/27	456	459,336
4.63%, 09/10/29	1,690	1,709,913
5.10%, 01/19/29	949	972,412
5.75%, 06/06/28(a)	763	790,665
6.45%, 04/15/27	110	113,155
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	1,200	1,259,033
Air Lease Corp.
2.10%, 09/01/28	425	399,648
2.20%, 01/15/27	670	654,675
3.00%, 02/01/30	795	744,131
3.25%, 10/01/29	415	396,453
3.63%, 04/01/27	190	188,269
5.10%, 03/01/29	446	453,110
5.30%, 02/01/28	1,195	1,216,139
5.85%, 12/15/27	230	236,693
Ally Financial Inc.
2.20%, 11/02/28	190	178,606
4.75%, 06/09/27	795	799,682
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	452	477,819
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	40	42,117
American Express Co.
2.55%, 03/04/27	143	140,679
3.30%, 05/03/27	1,420	1,409,590
4.05%, 05/03/29	380	382,393
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	775	781,336
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	725	748,642
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	350	355,828
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(b)	970	1,002,428
5.10%, 02/16/28, (1-day SOFR + 1.00%)(b)	75	75,977
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	655	676,407
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(b)	1,052	1,100,346
5.85%, 11/05/27	1,250	1,294,520
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27	$155	$153,970
Brookfield Finance Inc.
3.90%, 01/25/28	823	820,166
4.35%, 04/15/30	315	316,317
4.85%, 03/29/29	1,078	1,097,292
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	445	431,883
3.65%, 05/11/27	140	139,241
3.75%, 03/09/27	160	159,351
3.80%, 01/31/28	104	103,422
4.10%, 02/09/27	784	783,506
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	275	274,841
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)(b)	1,805	1,824,343
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	85	87,587
5.46%, 07/26/30, (1-day SOFR +1.56%)(b)	125	129,676
5.47%, 02/01/29, (1-day SOFR + 2.08%)(b)	650	666,838
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	176	183,172
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)(b)	368	386,283
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	1,200	1,357,620
Cboe Global Markets Inc., 3.65%, 01/12/27	440	438,375
Charles Schwab Corp. (The)
2.00%, 03/20/28	945	907,582
2.45%, 03/03/27	120	117,817
3.20%, 01/25/28	215	212,042
3.30%, 04/01/27	305	302,640
4.00%, 02/01/29	20	20,062
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	360	361,064
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	60	62,337
6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	210	222,906
Eaton Vance Corp., 3.50%, 04/06/27	1,615	1,605,558
Intercontinental Exchange Inc.
2.10%, 06/15/30(a)	1,195	1,095,855
3.10%, 09/15/27	10	9,867
3.63%, 09/01/28	80	79,275
3.75%, 09/21/28(a)	56	55,724
3.95%, 12/01/28	110	110,142
4.00%, 09/15/27	425	425,683
4.35%, 06/15/29	560	566,103
Lazard Group LLC, 4.38%, 03/11/29	391	392,127
LPL Holdings Inc.
5.20%, 03/15/30	225	230,612
6.75%, 11/17/28	195	208,161
Mastercard Inc.
2.95%, 06/01/29	60	58,187
3.35%, 03/26/30	1,120	1,095,673
Nasdaq Inc., 5.35%, 06/28/28	1,329	1,370,904
Nomura Holdings Inc.
2.17%, 07/14/28	929	882,759
2.33%, 01/22/27	2,180	2,135,429
2.68%, 07/16/30	870	805,126
2.71%, 01/22/29	250	238,930
3.10%, 01/16/30	675	642,781
4.90%, 07/01/30	225	229,077
5.59%, 07/02/27	200	204,285
5.61%, 07/06/29(a)	665	693,801
5.84%, 01/18/28	200	206,609
6.07%, 07/12/28	245	256,188
ORIX Corp.
3.70%, 07/18/27	730	725,565
4.65%, 09/10/29	274	278,831
5.00%, 09/13/27	110	111,828

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Radian Group Inc., 4.88%, 03/15/27	$495	$496,495
Raymond James Financial Inc., 4.65%, 04/01/30(a)	1,290	1,318,516
Synchrony Financial
3.95%, 12/01/27	508	503,780
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(b)	30	30,293
5.15%, 03/19/29	1,035	1,051,648
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(b)	700	715,461
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	741	769,988
Voya Financial Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	76	71,835
		53,170,567
Electric — 4.6%
AEP Texas Inc.
3.95%, 06/01/28	1,913	1,903,203
5.45%, 05/15/29	1,149	1,194,555
Atlantic City Electric Co., 4.00%, 10/15/28	1,013	1,014,946
Avangrid Inc., 3.80%, 06/01/29	2,592	2,559,115
CMS Energy Corp.
3.45%, 08/15/27	101	99,948
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	335	328,219
Commonwealth Edison Co.
2.20%, 03/01/30	515	477,844
3.70%, 08/15/28	1,633	1,626,298
Series 122, 2.95%, 08/15/27	93	91,639
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,120	1,143,825
4.95%, 01/15/30	275	282,596
Series A, 3.20%, 03/15/27	503	498,079
Edison International
4.13%, 03/15/28(a)	98	96,831
5.25%, 11/15/28(a)	410	416,066
5.45%, 06/15/29	5	5,085
5.75%, 06/15/27(a)	816	829,664
6.25%, 03/15/30	345	361,035
6.95%, 11/15/29	55	58,618
Enel Chile SA, 4.88%, 06/12/28	55	55,784
Entergy Louisiana LLC, 3.12%, 09/01/27	5	4,934
Entergy Texas Inc., 4.00%, 03/30/29	5	4,994
Eversource Energy
2.90%, 03/01/27	635	624,762
4.45%, 12/15/30	165	164,577
4.60%, 07/01/27	55	55,309
5.00%, 01/01/27	135	136,119
5.45%, 03/01/28	300	307,212
5.95%, 02/01/29(a)	879	920,084
Series M, 3.30%, 01/15/28	840	824,092
Series O, 4.25%, 04/01/29	525	524,305
Series R, 1.65%, 08/15/30(a)	1,640	1,447,371
Exelon Corp.
2.75%, 03/15/27	5	4,916
4.05%, 04/15/30	115	114,158
5.15%, 03/15/28	840	858,765
5.15%, 03/15/29	1,253	1,290,406
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,170	1,184,858
Florida Power & Light Co.
4.40%, 05/15/28	25	25,311
Series A, 3.30%, 05/30/27	5	4,965
ITC Holdings Corp., 3.35%, 11/15/27	592	583,567
National Grid PLC, 5.60%, 06/12/28	2,956	3,055,725
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	15	14,852
Security	Par (000)	Value
Electric (continued)
3.90%, 11/01/28	$10	$9,986
4.85%, 02/07/29	15	15,364
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,578	1,540,545
1.90%, 06/15/28	1,205	1,145,676
2.25%, 06/01/30	15	13,804
2.75%, 11/01/29	100	95,185
3.50%, 04/01/29	199	195,067
3.55%, 05/01/27	30	29,784
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	326	318,467
4.63%, 07/15/27	20	20,200
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	255	249,054
4.85%, 02/04/28	290	295,337
4.90%, 02/28/28	553	563,315
4.90%, 03/15/29	842	863,478
5.00%, 02/28/30(a)	35	36,162
5.05%, 03/15/30	390	403,064
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)(b)	480	485,725
6.38%, 08/15/55, (5-year CMT + 2.05%)(b)	1,025	1,064,536
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	15	15,595
NSTAR Electric Co.
3.20%, 05/15/27	855	845,556
3.25%, 05/15/29	1,145	1,112,244
4.85%, 03/01/30	260	266,912
Ohio Power Co., Series P, 2.60%, 04/01/30	900	840,559
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	111,400
4.30%, 05/15/28	76	76,555
4.65%, 11/01/29	235	239,733
5.75%, 03/15/29	25	26,216
Pacific Gas and Electric Co.
2.10%, 08/01/27	195	188,151
3.30%, 12/01/27	250	245,635
4.20%, 03/01/29	10	9,951
5.45%, 06/15/27	965	979,439
6.10%, 01/15/29	10	10,455
Public Service Electric & Gas Co.
2.45%, 01/15/30	15	14,136
3.00%, 05/15/27	5	4,939
3.20%, 05/15/29	5	4,879
3.65%, 09/01/28(a)	5	4,961
3.70%, 05/01/28	50	49,789
Public Service Enterprise Group Inc.
4.90%, 03/15/30(a)	235	240,787
5.20%, 04/01/29	1,394	1,436,837
5.85%, 11/15/27	3,440	3,552,864
5.88%, 10/15/28	778	814,274
San Diego Gas & Electric Co., 4.95%, 08/15/28	21	21,498
Sempra
3.25%, 06/15/27	35	34,483
3.40%, 02/01/28	30	29,545
3.70%, 04/01/29(a)	15	14,773
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	575	560,484
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)	265	267,687
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(b)	300	307,731
Southern California Edison Co.
2.25%, 06/01/30	1,005	910,266
2.85%, 08/01/29	36	33,994
5.15%, 06/01/29	211	215,236
5.25%, 03/15/30	30	30,799
5.30%, 03/01/28	140	142,760

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28(a)	$634	$655,884
5.85%, 11/01/27	91	93,497
6.65%, 04/01/29	5	5,271
Series A, 4.20%, 03/01/29	888	882,676
Series D, 4.70%, 06/01/27	25	25,150
		47,862,982
Electrical Components & Equipment — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28	2,645	2,659,884
Electronics — 0.8%
Allegion PLC, 3.50%, 10/01/29	401	389,785
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	625	618,644
Avnet Inc., 6.25%, 03/15/28	439	454,842
Flex Ltd., 4.88%, 06/15/29	63	63,919
Honeywell International Inc.
1.10%, 03/01/27	172	166,266
1.95%, 06/01/30	2,520	2,302,651
2.70%, 08/15/29	821	785,206
4.25%, 01/15/29	396	399,590
4.65%, 07/30/27	175	177,229
4.70%, 02/01/30	1,165	1,192,748
4.88%, 09/01/29	33	34,039
4.95%, 02/15/28	75	76,740
Hubbell Inc., 3.15%, 08/15/27	10	9,856
Jabil Inc., 4.25%, 05/15/27	45	45,044
Keysight Technologies Inc.
3.00%, 10/30/29	2,020	1,931,263
4.60%, 04/06/27	37	37,153
Trimble Inc., 4.90%, 06/15/28	33	33,501
Vontier Corp., 2.40%, 04/01/28(a)	97	92,665
		8,811,141
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	2,506	2,644,679
Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28	10	10,019
Veralto Corp., 5.35%, 09/18/28	1,322	1,365,062
Waste Management Inc., 4.88%, 02/15/29	5	5,140
		1,380,221
Food — 2.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	855	930,199
Campbell's Company/The
2.38%, 04/24/30	1,160	1,069,927
4.15%, 03/15/28	726	727,546
5.20%, 03/21/29	988	1,017,161
Conagra Brands Inc.
1.38%, 11/01/27	1,029	975,767
4.85%, 11/01/28	1,192	1,207,486
5.00%, 08/01/30	250	253,726
7.00%, 10/01/28	100	106,805
8.25%, 09/15/30	220	253,782
General Mills Inc.
2.88%, 04/15/30(a)	290	274,859
3.20%, 02/10/27	5,263	5,212,288
4.20%, 04/17/28	100	100,290
4.70%, 01/30/27	31	31,231
4.88%, 01/30/30	1,585	1,624,631
5.50%, 10/17/28(a)	185	192,114
Hormel Foods Corp.
1.70%, 06/03/28	647	613,020
4.80%, 03/30/27	25	25,273
Security	Par (000)	Value
Food (continued)
Ingredion Inc., 2.90%, 06/01/30	$235	$221,205
J M Smucker Co. (The), 5.90%, 11/15/28	85	89,194
Kellanova
2.10%, 06/01/30	3,000	2,742,223
3.40%, 11/15/27	2,125	2,104,279
4.30%, 05/15/28	50	50,369
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	240	234,931
3.88%, 05/15/27	416	414,603
4.63%, 01/30/29(a)	620	629,581
Kroger Co. (The)
3.70%, 08/01/27	1,803	1,796,458
4.50%, 01/15/29	55	55,794
McCormick & Co. Inc./MD
2.50%, 04/15/30	15	13,977
3.40%, 08/15/27	2,660	2,632,834
Mondelez International Inc., 4.75%, 02/20/29	15	15,345
		25,616,898
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	10	9,439
6.00%, 01/15/29	62	63,863
		73,302
Gas — 1.0%
National Fuel Gas Co.
4.75%, 09/01/28	5	5,049
5.50%, 03/15/30	140	144,862
NiSource Inc.
2.95%, 09/01/29	965	924,940
3.49%, 05/15/27	60	59,537
3.60%, 05/01/30	1,010	982,178
5.20%, 07/01/29	1,838	1,897,544
5.25%, 03/30/28	155	159,011
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	370	385,250
ONE Gas Inc.
2.00%, 05/15/30	1,535	1,410,396
5.10%, 04/01/29	2,848	2,939,111
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	115	112,848
Southern California Gas Co., 2.95%, 04/15/27	68	67,042
Southwest Gas Corp.
2.20%, 06/15/30	2,000	1,825,819
3.70%, 04/01/28	5	4,954
5.45%, 03/23/28	10	10,269
		10,928,810
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	515	470,599
2.75%, 09/15/29	15	14,269
4.20%, 09/09/27	85	85,254
Baxter International Inc.
2.27%, 12/01/28	10	9,413
4.45%, 02/15/29	85	85,365
4.90%, 12/15/30	370	372,253
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	120	110,838
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,685	1,691,559
Revvity Inc.
1.90%, 09/15/28	10	9,403
3.30%, 09/15/29	810	781,678
Smith & Nephew PLC, 5.15%, 03/20/27	15	15,169
Solventum Corp., 5.40%, 03/01/29	44	45,506

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
5.05%, 02/19/30	$90	$92,815
5.35%, 12/01/28	617	638,325
		4,422,446
Health Care - Services — 3.5%
Centene Corp.
2.45%, 07/15/28	2,071	1,928,506
3.00%, 10/15/30	1,200	1,070,618
3.38%, 02/15/30	810	744,542
4.25%, 12/15/27	800	790,502
4.63%, 12/15/29(a)	1,325	1,282,461
Cigna Group (The)
2.40%, 03/15/30	30	27,880
3.05%, 10/15/27(a)	1,365	1,343,055
3.40%, 03/01/27	33	32,763
4.38%, 10/15/28	2,770	2,796,053
5.00%, 05/15/29	120	123,336
Elevance Health Inc.
2.25%, 05/15/30	85	78,244
2.88%, 09/15/29	929	886,486
3.65%, 12/01/27	2,017	2,003,129
4.00%, 09/15/28	300	299,355
4.10%, 03/01/28	800	800,571
4.75%, 02/15/30(a)	715	730,094
5.15%, 06/15/29	1,832	1,889,382
HCA Inc.
3.13%, 03/15/27	734	724,750
3.38%, 03/15/29	877	855,562
4.13%, 06/15/29	143	142,751
4.30%, 11/15/30	295	294,411
4.50%, 02/15/27	1,065	1,067,484
5.20%, 06/01/28	520	533,065
5.25%, 03/01/30	280	290,015
5.63%, 09/01/28	195	201,357
5.88%, 02/01/29	20	20,844
Humana Inc.
1.35%, 02/03/27	80	77,448
3.13%, 08/15/29	630	605,078
3.70%, 03/23/29	725	711,310
3.95%, 03/15/27	55	54,850
4.88%, 04/01/30	75	76,043
5.75%, 03/01/28(a)	285	294,542
5.75%, 12/01/28	376	391,258
ICON Investments Six DAC
5.81%, 05/08/27	20	20,395
5.85%, 05/08/29	655	684,255
IQVIA Inc.
5.70%, 05/15/28	743	766,499
6.25%, 02/01/29(a)	750	790,871
Laboratory Corp. of America Holdings
2.95%, 12/01/29	10	9,528
3.60%, 09/01/27	849	843,826
4.35%, 04/01/30	305	305,877
Quest Diagnostics Inc.
2.95%, 06/30/30	725	687,504
4.20%, 06/30/29	1,144	1,148,765
4.60%, 12/15/27	40	40,496
4.63%, 12/15/29(a)	110	112,031
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	910	907,863
2.95%, 10/15/27	1,305	1,284,554
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 04/15/27	$69	$68,495
3.45%, 01/15/27	15	14,926
3.85%, 06/15/28	970	968,597
3.88%, 12/15/28(a)	755	753,481
4.00%, 05/15/29	1,067	1,067,231
4.25%, 01/15/29	880	886,624
4.70%, 04/15/29	424	433,766
5.25%, 02/15/28	1,210	1,243,730
		36,207,059
Holding Companies - Diversified — 0.3%
North Haven Private Income Fund LLC, 5.75%, 02/01/30	3,030	3,032,441
Home Builders — 0.0%
Lennar Corp.
4.75%, 11/29/27	45	45,360
5.20%, 07/30/30(a)	125	129,090
Meritage Homes Corp., 5.13%, 06/06/27	30	30,182
Toll Brothers Finance Corp., 4.88%, 03/15/27	145	145,847
		350,479
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	483	473,659
4.40%, 03/15/29(a)	934	918,317
		1,391,976
Household Products & Wares — 1.2%
Avery Dennison Corp.
2.65%, 04/30/30	400	374,389
4.88%, 12/06/28	120	122,494
Church & Dwight Co. Inc., 3.15%, 08/01/27	15	14,827
Clorox Co. (The)
1.80%, 05/15/30(a)	2,135	1,927,457
3.10%, 10/01/27	231	227,691
3.90%, 05/15/28	2,225	2,224,188
4.40%, 05/01/29	1,795	1,814,843
Kimberly-Clark Corp.
1.05%, 09/15/27	3,825	3,650,155
3.10%, 03/26/30	1,575	1,517,937
3.20%, 04/25/29	115	112,401
3.95%, 11/01/28	140	140,713
		12,127,095
Insurance — 2.1%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	1,050	1,061,540
Aon Corp.
4.50%, 12/15/28	60	60,784
8.21%, 01/01/27	435	452,777
Aon North America Inc., 5.15%, 03/01/29	39	40,213
Assurant Inc.
3.70%, 02/22/30	2,020	1,967,337
4.90%, 03/27/28	389	393,913
Athene Holding Ltd., 4.13%, 01/12/28	310	309,131
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	60	59,235
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	130	125,386
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,876
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,400
CNO Financial Group Inc., 5.25%, 05/30/29	1,052	1,071,606
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(b)	65	64,146

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Equitable Holdings Inc., 4.35%, 04/20/28	$336	$337,393
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	1,610	1,537,225
Lincoln National Corp., 3.80%, 03/01/28	250	248,379
Manulife Financial Corp.
2.48%, 05/19/27	3,198	3,130,539
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(b)	1,297	1,290,857
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	95	96,100
4.55%, 11/08/27	340	343,983
4.65%, 03/15/30	400	408,168
MetLife Inc., 4.55%, 03/23/30	635	648,960
MGIC Investment Corp., 5.25%, 08/15/28	35	34,999
Principal Financial Group Inc., 3.70%, 05/15/29(a)	115	113,168
Progressive Corp. (The)
3.20%, 03/26/30	2,500	2,414,918
4.00%, 03/01/29	55	55,143
Prudential Financial Inc.
2.10%, 03/10/30(a)	1,500	1,393,200
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	200	185,990
3.88%, 03/27/28	1,147	1,146,604
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	409	403,635
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	846	854,672
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	855	820,512
Willis North America Inc.
2.95%, 09/15/29	16	15,239
4.50%, 09/15/28	556	560,354
4.65%, 06/15/27	100	100,701
		21,806,083
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	933	923,836
Amazon.com Inc.
1.65%, 05/12/28	115	109,464
3.15%, 08/22/27	255	252,778
4.10%, 11/20/30	1,075	1,081,141
4.55%, 12/01/27	1,285	1,305,071
Baidu Inc., 4.38%, 03/29/28	455	458,535
eBay Inc.
2.70%, 03/11/30	40	37,612
3.60%, 06/05/27	488	484,730
		4,653,167
Iron & Steel — 0.2%
Nucor Corp.
3.95%, 05/01/28	847	847,278
4.30%, 05/23/27	115	115,584
Steel Dynamics Inc.
1.65%, 10/15/27	15	14,351
4.00%, 12/15/28	275	274,339
5.00%, 12/15/26	879	879,705
		2,131,257
Leisure Time — 0.0%
Brunswick Corp/DE, 5.85%, 03/18/29	10	10,326
Lodging — 0.3%
Choice Hotels International Inc., 3.70%, 12/01/29	535	517,098
Las Vegas Sands Corp., 6.00%, 06/14/30	720	755,660
Sands China Ltd.
2.30%, 03/08/27	545	529,890
2.85%, 03/08/29	297	280,165
Security	Par (000)	Value
Lodging (continued)
4.38%, 06/18/30	$5	$4,893
5.40%, 08/08/28	1,061	1,077,550
		3,165,256
Machinery — 2.2%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	65	62,092
1.70%, 01/08/27	55	53,781
3.60%, 08/12/27(a)	60	59,854
4.38%, 08/16/29(a)	215	218,468
4.40%, 10/15/27(a)	80	80,937
4.40%, 03/03/28	175	177,161
4.50%, 01/07/27	125	126,050
4.50%, 01/08/27	30	30,228
4.60%, 11/15/27	55	55,884
4.70%, 11/15/29	925	950,950
4.80%, 01/08/30	205	212,687
4.85%, 02/27/29	255	262,585
Caterpillar Inc., 2.60%, 04/09/30	10	9,467
CNH Industrial Capital LLC
4.50%, 10/08/27	570	574,243
4.50%, 10/16/30	2,000	2,005,259
4.55%, 04/10/28	555	559,740
4.75%, 03/21/28	335	339,470
5.10%, 04/20/29(a)	1,595	1,635,562
5.50%, 01/12/29	782	810,374
CNH Industrial NV, 3.85%, 11/15/27	3,257	3,248,690
IDEX Corp.
3.00%, 05/01/30	40	37,926
4.95%, 09/01/29	210	215,109
Ingersoll Rand Inc.
5.18%, 06/15/29	5	5,184
5.40%, 08/14/28(a)	6	6,209
John Deere Capital Corp.
1.50%, 03/06/28	708	672,707
1.70%, 01/11/27	20	19,552
1.75%, 03/09/27	78	76,008
2.35%, 03/08/27	60	58,953
2.80%, 09/08/27	30	29,504
2.80%, 07/18/29	182	175,107
3.05%, 01/06/28	45	44,403
3.35%, 04/18/29	20	19,659
3.45%, 03/07/29	107	105,721
4.15%, 09/15/27	81	81,544
4.38%, 10/15/30	250	253,426
4.50%, 01/08/27	125	126,005
4.50%, 01/08/27(a)	135	136,038
4.50%, 01/16/29	511	519,895
4.65%, 01/07/28	135	137,347
4.75%, 01/20/28	857	874,039
4.85%, 03/05/27	43	43,561
4.85%, 06/11/29	408	420,296
4.90%, 06/11/27	10	10,173
4.90%, 03/03/28	595	609,118
4.95%, 07/14/28	1,288	1,323,386
nVent Finance SARL, 4.55%, 04/15/28(a)	10	10,061
Oshkosh Corp.
3.10%, 03/01/30	1,785	1,706,985
4.60%, 05/15/28	2,499	2,519,644
Otis Worldwide Corp., 5.25%, 08/16/28	145	149,609
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	30	30,366

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.90%, 05/29/30	$225	$230,650
Xylem Inc./New York, 1.95%, 01/30/28	1,186	1,139,019
		23,260,686
Manufacturing — 0.8%
3M Co.
2.38%, 08/26/29	1,575	1,484,066
2.88%, 10/15/27	2,725	2,675,738
3.05%, 04/15/30	80	76,592
3.38%, 03/01/29	581	569,721
3.63%, 09/14/28	110	109,298
4.80%, 03/15/30	885	907,752
Pentair Finance SARL, 4.50%, 07/01/29	2,185	2,200,615
Teledyne Technologies Inc., 2.25%, 04/01/28	5	4,795
Textron Inc.
3.38%, 03/01/28	10	9,830
3.65%, 03/15/27	30	29,822
		8,068,229
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,475	1,372,604
3.75%, 02/15/28	505	497,075
4.20%, 03/15/28	230	228,708
5.05%, 03/30/29	104	104,977
6.10%, 06/01/29	35	36,509
Comcast Corp.
2.35%, 01/15/27	15	14,738
3.15%, 02/15/28	540	530,396
3.30%, 04/01/27	24	23,792
4.15%, 10/15/28	30	30,161
4.55%, 01/15/29	84	85,206
5.10%, 06/01/29	220	227,393
5.35%, 11/15/27	230	236,204
FactSet Research Systems Inc., 2.90%, 03/01/27	442	434,287
Fox Corp., 4.71%, 01/25/29	81	82,199
Paramount Global
2.90%, 01/15/27	857	842,181
3.38%, 02/15/28	300	293,706
4.20%, 06/01/29(a)	200	196,379
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	60	59,320
Walt Disney Co. (The)
2.20%, 01/13/28	1,007	975,451
3.70%, 03/23/27	40	39,942
		6,311,228
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	25,151
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	1,167	1,148,196
Oil & Gas — 1.7%
BP Capital Markets America Inc.
3.94%, 09/21/28	5	5,003
4.23%, 11/06/28(a)	15	15,124
4.70%, 04/10/29	10	10,204
5.02%, 11/17/27	60	61,243
BP Capital Markets PLC
3.28%, 09/19/27(a)	50	49,521
3.72%, 11/28/28	5	4,969
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co.
4.70%, 01/15/30	$615	$629,052
6.95%, 04/15/29(a)	230	251,226
Diamondback Energy Inc.
3.25%, 12/01/26	5	4,959
3.50%, 12/01/29	85	82,414
5.15%, 01/30/30	710	730,759
EQT Corp.
3.90%, 10/01/27	1,125	1,118,421
5.00%, 01/15/29	535	542,308
5.70%, 04/01/28	233	240,627
7.00%, 02/01/30	340	369,603
7.50%, 06/01/30	40	44,131
Hess Corp.
4.30%, 04/01/27	2,385	2,393,527
7.88%, 10/01/29	470	534,158
Marathon Petroleum Corp., 5.15%, 03/01/30	130	134,058
Occidental Petroleum Corp.
5.20%, 08/01/29	125	128,065
6.38%, 09/01/28(a)	5	5,251
8.50%, 07/15/27	10	10,479
Ovintiv Inc.
5.65%, 05/15/28	1,602	1,650,006
8.13%, 09/15/30	500	572,591
Phillips 66, 3.90%, 03/15/28	586	583,334
Phillips 66 Co.
3.15%, 12/15/29	10	9,605
3.75%, 03/01/28	360	357,606
4.95%, 12/01/27	15	15,258
Shell International Finance BV, 3.88%, 11/13/28	805	805,621
TotalEnergies Capital International SA
2.83%, 01/10/30	805	769,036
3.46%, 02/19/29	1,390	1,368,991
TotalEnergies Capital SA, 3.88%, 10/11/28	1,451	1,453,654
Valero Energy Corp.
2.15%, 09/15/27	115	111,079
4.00%, 04/01/29	28	27,822
4.35%, 06/01/28	5	5,027
5.15%, 02/15/30	320	330,093
Woodside Finance Ltd., 5.40%, 05/19/30(a)	2,260	2,330,455
		17,755,280
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,025	1,004,746
3.14%, 11/07/29	5	4,835
3.34%, 12/15/27	205	202,685
4.49%, 05/01/30	5	5,060
		1,217,326
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28	10	10,057
Amcor Flexibles North America Inc., 2.63%, 06/19/30	800	742,900
Amcor Group Finance PLC, 5.45%, 05/23/29	20	20,709
Berry Global Inc., 5.50%, 04/15/28	10	10,290
WRKCo Inc.
3.38%, 09/15/27	50	50,000
3.90%, 06/01/28	299	297,248
4.90%, 03/15/29	107	109,251
		1,240,455

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 2.8%
AbbVie Inc.
3.20%, 11/21/29	$435	$422,093
4.25%, 11/14/28	5	5,053
4.65%, 03/15/28	600	609,731
4.80%, 03/15/29	50	51,314
4.88%, 03/15/30	2,090	2,159,428
Astrazeneca Finance LLC
1.75%, 05/28/28	1,328	1,264,290
4.88%, 03/03/28	300	306,806
AstraZeneca PLC, 3.13%, 06/12/27	20	19,812
Becton Dickinson & Co., 4.87%, 02/08/29	100	102,034
Bristol-Myers Squibb Co., 1.13%, 11/13/27	390	371,379
Cardinal Health Inc.
3.41%, 06/15/27	175	173,486
4.50%, 09/15/30	810	817,434
5.00%, 11/15/29	2,220	2,284,023
5.13%, 02/15/29(a)	1,215	1,252,968
Cencora Inc.
2.80%, 05/15/30	150	141,615
3.45%, 12/15/27	10	9,890
4.85%, 12/15/29	285	292,212
CVS Health Corp.
1.30%, 08/21/27	160	152,569
3.63%, 04/01/27	45	44,693
4.30%, 03/25/28	2,194	2,199,231
5.00%, 01/30/29	43	43,993
5.13%, 02/21/30	20	20,593
6.25%, 06/01/27	95	97,830
Eli Lilly & Co., 4.75%, 02/12/30	350	360,865
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	369	368,944
4.50%, 04/15/30	640	652,013
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	45	44,141
McKesson Corp.
3.95%, 02/16/28	60	60,013
4.25%, 09/15/29	5	5,038
4.65%, 05/30/30	300	306,000
4.90%, 07/15/28	515	527,325
Merck & Co. Inc.
1.70%, 06/10/27	30	29,119
1.90%, 12/10/28	40	37,801
3.40%, 03/07/29	49	48,230
4.05%, 05/17/28	485	488,349
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	106	112,271
Novartis Capital Corp.
2.20%, 08/14/30	3,500	3,241,650
3.10%, 05/17/27	35	34,711
3.80%, 09/18/29	395	393,985
4.10%, 11/05/30	1,000	1,004,114
Pfizer Inc.
3.00%, 12/15/26	20	19,855
3.45%, 03/15/29	27	26,705
4.20%, 11/15/30	330	331,657
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	951	962,545
Pharmacia LLC, 6.60%, 12/01/28	15	16,122
Viatris Inc.
2.30%, 06/22/27	170	164,137
2.70%, 06/22/30	200	182,280
Zoetis Inc.
2.00%, 05/15/30	2,195	2,013,657
Security	Par (000)	Value
Pharmaceuticals (continued)
3.00%, 09/12/27	$3,430	$3,376,940
3.90%, 08/20/28(a)	1,335	1,335,164
4.15%, 08/17/28	250	251,528
		29,237,636
Pipelines — 4.1%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,077	3,009,141
5.13%, 06/30/27	2,272	2,295,282
Cheniere Energy Inc., 4.63%, 10/15/28	5,930	5,930,618
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,306
Enbridge Inc.
3.13%, 11/15/29	705	675,791
3.70%, 07/15/27	310	308,096
4.20%, 11/20/28	275	275,708
4.25%, 12/01/26(a)	135	135,165
4.50%, 02/15/31	275	276,086
4.60%, 06/20/28	150	151,636
4.90%, 06/20/30(a)	215	220,098
5.25%, 04/05/27	30	30,409
5.30%, 04/05/29	695	717,660
6.00%, 11/15/28	1,118	1,176,564
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)	420	446,706
Energy Transfer LP
4.40%, 03/15/27	95	95,145
5.25%, 07/01/29(a)	50	51,608
5.55%, 02/15/28	800	823,391
Enterprise Products Operating LLC
4.15%, 10/16/28	25	25,167
4.60%, 01/15/31	170	172,513
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	431	429,909
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(b)	504	503,108
Kinder Morgan Inc.
4.30%, 03/01/28	1,377	1,384,624
5.00%, 02/01/29(a)	1,216	1,246,744
5.10%, 08/01/29(a)	1,406	1,448,048
5.15%, 06/01/30	1,770	1,834,458
MPLX LP
4.00%, 03/15/28	440	438,625
4.13%, 03/01/27	90	89,919
4.25%, 12/01/27	40	40,093
4.80%, 02/15/29	5	5,083
Northwest Pipeline LLC, 4.00%, 04/01/27	70	69,855
ONEOK Inc.
3.10%, 03/15/30	670	637,296
3.25%, 06/01/30	90	85,635
3.40%, 09/01/29	1,132	1,094,359
4.00%, 07/13/27	1,602	1,598,948
4.25%, 09/24/27	100	100,256
4.35%, 03/15/29	904	906,135
4.40%, 10/15/29	825	827,821
4.55%, 07/15/28	245	247,115
5.38%, 06/01/29(a)	936	964,426
5.65%, 11/01/28	550	571,789
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	55	55,104
5.00%, 03/15/27	85	85,503
Targa Resources Corp.
4.35%, 01/15/29	275	275,955
4.90%, 09/15/30	25	25,487

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.20%, 07/01/27	$25	$25,391
6.15%, 03/01/29	1,494	1,576,342
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	671	671,323
5.50%, 03/01/30	20	20,358
6.88%, 01/15/29	190	192,794
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	810	840,006
7.00%, 10/15/28	20	21,535
TransCanada PipeLines Ltd.
4.10%, 04/15/30	820	812,400
4.25%, 05/15/28	70	70,182
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	630	645,195
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	5	4,993
Valero Energy Partners LP, 4.50%, 03/15/28	6	6,044
Western Midstream Operating LP
4.05%, 02/01/30	1,335	1,310,797
4.50%, 03/01/28	718	720,385
4.75%, 08/15/28	243	245,275
6.35%, 01/15/29	919	969,227
Williams Companies Inc. (The)
3.75%, 06/15/27	65	64,592
4.63%, 06/30/30	315	318,494
4.80%, 11/15/29	825	841,377
4.90%, 03/15/29	1,140	1,164,301
5.30%, 08/15/28	135	139,074
		42,458,470
Real Estate — 0.4%
CBRE Services Inc.
4.80%, 06/15/30	1,640	1,670,511
5.50%, 04/01/29	1,172	1,216,466
Jones Lang LaSalle Inc., 6.88%, 12/01/28	935	1,001,240
		3,888,217
Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	5	4,985
American Tower Corp.
1.50%, 01/31/28	615	582,220
2.10%, 06/15/30	1,010	917,820
2.75%, 01/15/27	1,017	1,002,355
2.90%, 01/15/30	1,845	1,746,186
3.13%, 01/15/27	920	910,187
3.55%, 07/15/27	156	154,609
3.60%, 01/15/28	185	183,113
3.65%, 03/15/27	226	224,569
3.80%, 08/15/29	627	617,271
3.95%, 03/15/29	1,610	1,597,382
4.90%, 03/15/30	535	547,449
5.00%, 01/31/30	145	148,560
5.20%, 02/15/29	238	244,910
5.25%, 07/15/28	219	224,988
5.50%, 03/15/28	258	265,511
5.80%, 11/15/28(a)	441	460,637
AvalonBay Communities Inc.
1.90%, 12/01/28	775	730,501
3.20%, 01/15/28	205	201,899
3.30%, 06/01/29	105	102,384
3.35%, 05/15/27	5	4,959
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.35%, 12/01/30	$185	$185,921
Boston Properties LP
2.90%, 03/15/30	310	290,649
3.40%, 06/21/29	915	883,891
4.50%, 12/01/28	1,545	1,552,266
6.75%, 12/01/27	755	790,370
Brixmor Operating Partnership LP
2.25%, 04/01/28	15	14,372
4.05%, 07/01/30	560	552,810
COPT Defense Properties LP
2.00%, 01/15/29(a)	1,230	1,146,845
4.50%, 10/15/30	150	149,436
Crown Castle Inc.
2.90%, 03/15/27	1,562	1,535,294
3.10%, 11/15/29	209	199,370
3.65%, 09/01/27	823	815,218
3.80%, 02/15/28	3,115	3,082,787
4.00%, 03/01/27	209	208,290
4.30%, 02/15/29	445	444,219
4.80%, 09/01/28	715	724,554
4.90%, 09/01/29	314	318,941
5.00%, 01/11/28	1,036	1,051,620
5.60%, 06/01/29	1,106	1,149,464
Digital Realty Trust LP
3.60%, 07/01/29	4,001	3,925,063
3.70%, 08/15/27	1,679	1,669,049
4.45%, 07/15/28	1,657	1,670,545
5.55%, 01/15/28(a)	575	591,950
DOC DR LLC
3.95%, 01/15/28	199	197,912
4.30%, 03/15/27	15	15,015
EPR Properties
4.50%, 06/01/27	385	385,069
4.75%, 12/15/26	500	501,176
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	2,300	2,315,430
Equinix Inc.
1.55%, 03/15/28	324	306,215
1.80%, 07/15/27	158	152,298
2.00%, 05/15/28	175	166,817
2.15%, 07/15/30	1,525	1,385,042
3.20%, 11/18/29	2,831	2,719,018
ERP Operating LP, 3.50%, 03/01/28	240	237,607
Federal Realty OP LP
3.20%, 06/15/29	45	43,449
3.25%, 07/15/27	1,365	1,349,218
5.38%, 05/01/28	1,100	1,129,237
Healthpeak OP LLC
1.35%, 02/01/27	540	522,688
2.13%, 12/01/28	795	748,468
3.00%, 01/15/30	221	209,758
3.50%, 07/15/29	50	48,674
Highwoods Realty LP
4.13%, 03/15/28	310	306,955
4.20%, 04/15/29	20	19,700
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	70	67,048
Series I, 3.50%, 09/15/30	505	480,484
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	95,073
Kilroy Realty LP, 4.75%, 12/15/28	55	55,221

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
LXP Industrial Trust, 6.75%, 11/15/28	$3	$3,190
Omega Healthcare Investors Inc.
4.50%, 04/01/27	530	531,775
4.75%, 01/15/28	285	287,409
5.20%, 07/01/30	125	127,451
Piedmont Operating Partnership LP, 3.15%, 08/15/30	250	229,091
Prologis LP
1.75%, 07/01/30(a)	1,025	923,098
2.13%, 04/15/27	75	73,249
2.25%, 04/15/30	75	69,629
3.38%, 12/15/27	645	638,927
3.88%, 09/15/28	130	129,862
4.00%, 09/15/28	118	118,234
4.38%, 02/01/29	7	7,068
4.88%, 06/15/28(a)	779	797,461
Public Storage Operating Co.
3.39%, 05/01/29	95	93,204
5.13%, 01/15/29(a)	10	10,344
Realty Income Corp.
3.40%, 01/15/28(a)	260	257,171
3.65%, 01/15/28	15	14,914
3.95%, 02/01/29	175	174,464
4.75%, 02/15/29	10	10,208
Simon Property Group LP
1.75%, 02/01/28(a)	765	731,372
3.38%, 12/01/27	465	460,294
4.38%, 10/01/30	180	181,367
Store Capital LLC
4.50%, 03/15/28(a)	130	130,298
4.63%, 03/15/29	10	9,970
5.40%, 04/30/30(c)	105	107,165
Ventas Realty LP
3.85%, 04/01/27	695	692,694
4.00%, 03/01/28	35	34,913
4.40%, 01/15/29	131	131,733
VICI Properties LP
4.75%, 02/15/28	280	282,925
4.75%, 04/01/28	50	50,573
Welltower OP LLC
2.05%, 01/15/29	520	489,932
2.70%, 02/15/27	2,165	2,135,000
3.10%, 01/15/30	75	72,142
4.13%, 03/15/29	588	589,454
4.25%, 04/15/28(a)	540	544,187
4.50%, 07/01/30(a)	435	440,582
Weyerhaeuser Co.
4.00%, 11/15/29	20	19,829
4.00%, 04/15/30	520	514,141
6.95%, 10/01/27	216	227,252
		59,625,563
Retail — 2.7%
AutoNation Inc.
1.95%, 08/01/28	55	51,762
3.80%, 11/15/27	85	84,276
4.45%, 01/15/29	150	150,435
4.75%, 06/01/30	550	555,961
Best Buy Co. Inc.
1.95%, 10/01/30(a)	1,710	1,533,446
4.45%, 10/01/28	3,952	3,994,062
Security	Par (000)	Value
Retail (continued)
Genuine Parts Co.
1.88%, 11/01/30	$1,000	$877,990
4.95%, 08/15/29	305	309,702
6.50%, 11/01/28	15	15,877
Home Depot Inc. (The)
0.90%, 03/15/28	77	72,408
1.50%, 09/15/28	947	890,583
2.50%, 04/15/27	2,543	2,499,390
2.70%, 04/15/30	705	668,169
2.80%, 09/14/27	1,064	1,046,308
2.88%, 04/15/27	868	857,611
2.95%, 06/15/29	1,197	1,159,282
3.75%, 09/15/28	160	159,920
3.90%, 12/06/28	243	243,686
3.95%, 09/15/30(a)	195	194,376
4.75%, 06/25/29	645	661,743
4.88%, 06/25/27	65	66,090
4.90%, 04/15/29	113	116,333
Lowe's Companies Inc.
1.30%, 04/15/28	262	246,234
1.70%, 09/15/28	95	89,234
3.10%, 05/03/27	1,042	1,028,920
3.35%, 04/01/27	1,871	1,855,523
3.65%, 04/05/29	629	620,018
4.50%, 04/15/30(a)	1,120	1,134,613
6.50%, 03/15/29	35	37,593
Lowe's Cos. Inc.
3.95%, 10/15/27	500	499,871
4.00%, 10/15/28(a)	500	499,970
McDonald's Corp.
3.50%, 07/01/27	20	19,872
3.80%, 04/01/28	40	39,905
4.60%, 05/15/30	175	178,455
4.80%, 08/14/28	70	71,487
5.00%, 05/17/29	30	30,939
Starbucks Corp.
2.00%, 03/12/27	45	43,873
3.50%, 03/01/28(a)	50	49,497
Target Corp.
1.95%, 01/15/27(a)	1,734	1,699,160
2.35%, 02/15/30	920	861,896
Tractor Supply Co., 1.75%, 11/01/30	4,000	3,546,703
		28,763,173
Semiconductors — 3.0%
Analog Devices Inc., 4.50%, 06/15/30	1,535	1,562,126
Applied Materials Inc.
1.75%, 06/01/30	1,205	1,091,854
3.30%, 04/01/27	355	352,855
4.80%, 06/15/29	2,737	2,812,586
Broadcom Inc.
4.00%, 04/15/29(c)	85	84,888
4.20%, 10/15/30	185	185,492
4.35%, 02/15/30	45	45,384
4.60%, 07/15/30	610	621,896
4.75%, 04/15/29	30	30,635
5.00%, 04/15/30	15	15,508
5.05%, 07/12/29	90	92,963
5.05%, 04/15/30	880	910,976
Intel Corp.
1.60%, 08/12/28	1,680	1,573,561
2.45%, 11/15/29	513	479,353

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.15%, 05/11/27	$77	$75,944
3.75%, 03/25/27	464	461,767
3.75%, 08/05/27	1,148	1,140,656
3.90%, 03/25/30	265	260,465
4.00%, 08/05/29	838	830,298
4.88%, 02/10/28	538	546,205
5.13%, 02/10/30	70	72,034
Lam Research Corp.
1.90%, 06/15/30	45	40,949
4.00%, 03/15/29	1,906	1,908,957
Marvell Technology Inc.
2.45%, 04/15/28	240	231,002
4.75%, 07/15/30	200	202,879
4.88%, 06/22/28	83	84,424
5.75%, 02/15/29	360	376,245
NVIDIA Corp.
1.55%, 06/15/28(a)	1,569	1,489,592
2.85%, 04/01/30	1,370	1,313,564
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,070	1,108,073
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	480	473,232
3.40%, 05/01/30	2,030	1,957,576
4.30%, 08/19/28	150	150,408
4.30%, 06/18/29(a)	797	798,090
4.40%, 06/01/27	380	381,432
QUALCOMM Inc.
3.25%, 05/20/27	45	44,681
4.50%, 05/20/30(a)	225	229,115
Texas Instruments Inc.
1.75%, 05/04/30	65	59,159
2.25%, 09/04/29(a)	1,132	1,067,571
2.90%, 11/03/27(a)	700	691,051
4.50%, 05/23/30	225	229,683
4.60%, 02/08/27	161	162,367
4.60%, 02/15/28	1,975	2,007,156
4.60%, 02/08/29	1,568	1,604,538
TSMC Arizona Corp.
3.88%, 04/22/27	1,334	1,332,416
4.13%, 04/22/29	275	276,424
		31,468,030
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	530	501,026
3.48%, 12/01/27	850	838,965
5.35%, 01/15/30	100	103,530
		1,443,521
Software — 4.1%
Adobe Inc.
2.15%, 02/01/27	7,553	7,417,779
2.30%, 02/01/30	2,885	2,705,698
4.80%, 04/04/29	352	362,040
4.85%, 04/04/27(a)	115	116,593
4.95%, 01/17/30	285	295,336
Atlassian Corp., 5.25%, 05/15/29	220	225,875
Autodesk Inc.
2.85%, 01/15/30	3,400	3,223,538
3.50%, 06/15/27	1,850	1,836,343
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	1,589	1,508,900
Security	Par (000)	Value
Software (continued)
Cadence Design Systems Inc.
4.20%, 09/10/27	$1,200	$1,205,164
4.30%, 09/10/29	1,315	1,322,365
Concentrix Corp., 6.60%, 08/02/28(a)	277	285,851
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	270	255,374
3.75%, 05/21/29	22	21,564
Intuit Inc.
1.35%, 07/15/27	265	254,927
1.65%, 07/15/30	2,430	2,183,866
5.13%, 09/15/28	1,230	1,269,776
Microsoft Corp., 3.30%, 02/06/27	4,665	4,648,540
Oracle Corp.
2.30%, 03/25/28	1,345	1,282,683
2.80%, 04/01/27	2,086	2,044,895
2.95%, 04/01/30	30	27,919
3.25%, 11/15/27	388	380,068
4.45%, 09/26/30	1,000	985,438
4.50%, 05/06/28	325	325,730
Roper Technologies Inc.
1.40%, 09/15/27	385	367,735
4.45%, 09/15/30	175	176,122
Salesforce Inc., 3.70%, 04/11/28(a)	1,026	1,025,466
ServiceNow Inc., 1.40%, 09/01/30	3,555	3,134,822
Synopsys Inc., 4.85%, 04/01/30	2,550	2,606,102
Take-Two Interactive Software Inc., 5.40%, 06/12/29	100	103,653
VMware LLC, 3.90%, 08/21/27	226	225,652
Workday Inc.
3.50%, 04/01/27	764	758,789
3.70%, 04/01/29	502	495,657
		43,080,260
Telecommunications — 1.6%
AT&T Inc.
1.65%, 02/01/28	1,560	1,483,613
3.80%, 02/15/27	15	14,956
4.10%, 02/15/28	555	555,318
4.25%, 03/01/27	5	5,011
4.35%, 03/01/29	25	25,146
4.70%, 08/15/30(a)	575	586,104
British Telecommunications PLC, 5.13%, 12/04/28	1,160	1,190,429
Cisco Systems Inc., 4.85%, 02/26/29	40	41,131
Juniper Networks Inc., 3.75%, 08/15/29	320	312,885
Koninklijke KPN NV, 8.38%, 10/01/30	3,005	3,527,849
Nokia OYJ, 4.38%, 06/12/27	2,540	2,541,229
Rogers Communications Inc.
3.20%, 03/15/27	552	544,877
5.00%, 02/15/29	210	214,129
TELUS Corp.
2.80%, 02/16/27	194	190,855
3.70%, 09/15/27	215	213,422
T-Mobile USA Inc.
2.05%, 02/15/28	620	594,121
2.63%, 02/15/29	15	14,313
3.75%, 04/15/27	120	119,455
4.85%, 01/15/29	15	15,339
Verizon Communications Inc.
2.10%, 03/22/28	1,391	1,333,910
3.00%, 03/22/27(a)	1,905	1,904,310
3.88%, 02/08/29(a)	115	114,416
4.33%, 09/21/28(a)	708	713,564

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC, 4.38%, 05/30/28	$35	$35,570
		16,291,952
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27	590	583,514
Transportation — 1.5%
Canadian National Railway Co., 6.90%, 07/15/28	652	700,861
Canadian Pacific Railway Co., 4.80%, 03/30/30	300	308,000
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,443	3,453,075
CSX Corp.
2.40%, 02/15/30(a)	215	202,005
3.25%, 06/01/27	45	44,589
3.80%, 03/01/28	125	124,764
4.25%, 03/15/29	145	146,422
JB Hunt Transport Services Inc., 4.90%, 03/15/30	855	874,401
Norfolk Southern Corp., 3.15%, 06/01/27(a)	25	24,722
Ryder System Inc.
2.85%, 03/01/27	165	162,498
2.90%, 12/01/26	2,194	2,169,458
4.30%, 06/15/27	460	461,414
4.30%, 12/01/30	115	114,854
4.85%, 06/15/30(a)	490	501,145
4.90%, 12/01/29	165	168,670
4.95%, 09/01/29	654	669,836
5.00%, 03/15/30	545	560,075
5.25%, 06/01/28	100	102,769
5.30%, 03/15/27	165	167,353
5.38%, 03/15/29	1,547	1,603,027
5.50%, 06/01/29(a)	677	707,340
5.65%, 03/01/28	145	149,890
6.30%, 12/01/28(a)	605	641,622
Union Pacific Corp.
2.15%, 02/05/27	50	49,050
2.40%, 02/05/30	1,060	993,485
3.00%, 04/15/27	30	29,665
3.70%, 03/01/29	105	104,201
3.95%, 09/10/28	195	195,281
6.63%, 02/01/29	175	188,785
United Parcel Service Inc., 2.40%, 11/15/26	55	54,254
		15,673,511
Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28	1,725	1,699,384
3.85%, 03/30/27	55	54,731
4.55%, 11/07/28	196	197,839
4.70%, 04/01/29	1,552	1,573,804
5.40%, 03/15/27	55	55,782
		3,581,540
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	$285	$280,362
6.00%, 06/16/30	100	101,269
		381,631
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	26	25,583
3.75%, 09/01/28	500	497,947
Essential Utilities Inc.
2.70%, 04/15/30	20	18,761
3.57%, 05/01/29	285	278,710
4.80%, 08/15/27	175	176,755
United Utilities PLC, 6.88%, 08/15/28	10	10,684
		1,008,440
Total Long-Term Investments — 98.5% (Cost: $1,015,424,391)		1,033,634,597
	Shares
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	40,280,776	40,300,916
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	17,390,000	17,390,000
Total Short-Term Securities — 5.5% (Cost: $57,673,835)		57,690,916
Total Investments — 104.0% (Cost: $1,073,098,226)		1,091,325,513
Liabilities in Excess of Other Assets — (4.0)%		(41,625,357)
Net Assets — 100.0%		$1,049,700,156

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,277,598	$—	$(12,978,711)(a)	$749	$1,280	$40,300,916	40,280,776	$83,033 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,130,000	14,260,000 (a)	—	—	—	17,390,000	17,390,000	110,032	—
				$749	$1,280	$57,690,916		$193,065	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,033,634,597	$—	$1,033,634,597
Short-Term Securities
Money Market Funds	57,690,916	—	—	57,690,916
	$57,690,916	$1,033,634,597	$—	$1,091,325,513

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate